Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting (audited) (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	100.00%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.10%	9.00%
Upside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Upside 2 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.80%
Upside 2 [member] | GDP [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.40%
Upside 2 [member] | GDP [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Upside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 2 [member] | Unemployment [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Upside 2 [member] | Unemployment [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.10%
Upside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.00%	46.40%
Upside 2 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.10%	36.90%
Upside 2 [member] | HPI [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.90%	7.90%
Upside 2 [member] | HPI [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.50%
Upside 2 [member] | Bank Rate [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.80%
Upside 2 [member] | Bank Rate [Member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.80%
Upside 2 [member] | Federal Funds Rate [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Upside 2 [member] | Federal Funds Rate [Member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.30%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.10%	24.00%
Upside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 1 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.70%
Upside 1 [member] | GDP [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.60%
Upside 1 [member] | GDP [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.00%
Upside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 [member] | Unemployment [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 [member] | Unemployment [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.50%
Upside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.00%	32.60%
Upside 1 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.30%	30.20%
Upside 1 [member] | HPI [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.80%
Upside 1 [member] | HPI [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.40%
Upside 1 [member] | Bank Rate [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.80%
Upside 1 [member] | Bank Rate [Member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.80%
Upside 1 [member] | Federal Funds Rate [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Upside 1 [member] | Federal Funds Rate [Member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.30%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.80%	41.00%
Baseline [Member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline [Member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Baseline [Member] | GDP [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline [Member] | GDP [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Baseline [Member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline [Member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Baseline [Member] | Unemployment [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline [Member] | Unemployment [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Baseline [Member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.20%
Baseline [Member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.10%
Baseline [Member] | HPI [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.20%
Baseline [Member] | HPI [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.10%
Baseline [Member] | Bank Rate [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	1.00%
Baseline [Member] | Bank Rate [Member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	1.00%
Baseline [Member] | Federal Funds Rate [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.70%
Baseline [Member] | Federal Funds Rate [Member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.70%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.70%	23.00%
Downside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.30%
Downside 1 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Downside 1 [member] | GDP [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.90%
Downside 1 [member] | GDP [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.10%
Downside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.70%
Downside 1 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 [member] | Unemployment [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.10%
Downside 1 [member] | Unemployment [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.70%
Downside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.20%)	(0.50%)
Downside 1 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.00%
Downside 1 [member] | HPI [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	0.90%
Downside 1 [member] | HPI [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	2.40%
Downside 1 [member] | Bank Rate [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Downside 1 [member] | Bank Rate [Member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Downside 1 [member] | Federal Funds Rate [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Downside 1 [member] | Federal Funds Rate [Member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Downside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(4.10%)
Downside 2 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(3.30%)
Downside 2 [member] | GDP [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(0.60%)
Downside 2 [member] | GDP [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	(0.50%)
Downside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 2 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.40%
Downside 2 [member] | Unemployment [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.70%	7.90%
Downside 2 [member] | Unemployment [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	7.40%
Downside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.40%)	(32.10%)
Downside 2 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.80%)	(17.40%)
Downside 2 [member] | HPI [member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.50%)	(6.40%)
Downside 2 [member] | HPI [member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.70%)	(2.60%)
Downside 2 [member] | Bank Rate [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Downside 2 [member] | Bank Rate [Member] | Five Year Averages [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Downside 2 [member] | Federal Funds Rate [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%
Downside 2 [member] | Federal Funds Rate [Member] | Five Year Averages [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%